UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               ------------------------

Check here if Amendment [ ] Amendment Number:
                                              -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CCGrowth Investments, L.P.
          --------------------------------------------------
Address:  99 High Street
          Boston, Massachusetts 02110
          --------------------------------------------------

Form l3F File Number: 28-06257
                      --------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and corplete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Donald V. Dougherty
         -------------------------------------------
Title:   President
         -------------------------------------------
Phone:   (617) 848-4100
         -------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Donald V. Dougherty     Boston, Massachusetts        November 15, 2004
     ------------------------    ------------------------     -----------------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[ x ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form l3F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          1
                                                    ------------
Form 13F Information Table Entry Total:                    75
                                                    ------------

Form l3F Information Table Value Total:               $27,598
                                                    ------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name

1         28-10922                      CC Growth LLC

                                                       CCGROWTH INVESTMENTS, LP

         COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                        VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER   VOTING  AUTHORITY
    NAME OF ISSUER           TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ---------------- --------
AIRTRAN HLDGS INC            COM            00949P108   217       21,797     SH       OTHER          1          21,797  0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- --------------- ---------
AIRTRAN HLDGS INC            COM            00949P108   382       38,376     SH       OTHER          1          38,376  0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ----------------- -------
AIRTRAN HLDGS INC            COM            00949P108   148       14,827     SH       SOLE           0   14,827         0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------ ------
ALLEGHENY ENERGY INC         COM            017361106   49         3,080     SH       OTHER          1           3,080  0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------- -----
ALLEGHENY ENERGY INC         COM            017361106   87         5,425     SH       OTHER          1           5,425  0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- -------------------------
ALLEGHENY ENERGY INC         COM            017361106   33         2,095     SH       SOLE           0    2,095         0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- --------------- ---------
AMR CORP                     COM            001765106   107       14,549     SH       OTHER          1          14,549  0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- -------------- ----------
AMR CORP                     COM            001765106   187       25,546     SH       OTHER          1          25,546  0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- -------------------------
AMR CORP                     COM            001765106   73         9,905     SH       SOLE           0    9,905         0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
AMX CORP NEW                 COM            00180C105   157        8,718     SH       OTHER          1          8,718   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
AMX CORP NEW                 COM            00180C105   277       15,352     SH       OTHER          1         15,352   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
AMX CORP NEW                 COM            00180C105   107        5,930     SH       SOLE           0    5,930         0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
BOSTON SCIENTIFIC CORP       COM            101137107   1856      46,709     SH       OTHER          1         46,709   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
BOSTON SCIENTIFIC CORP       COM            101137107   3281      82,592     SH       OTHER          1         82,592   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
BOSTON SCIENTIFIC CORP       COM            101137107   1255      31,599     SH       SOLE           0   31,599         0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
CELSION CORPORATION          COM            15117N107   10        20,313     SH       OTHER          1          20,313   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
CELSION CORPORATION          COM            15117N107   18        35,970     SH       OTHER          1          35,970   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
CELSION CORPORATION          COM            15117N107   7         13,717     SH       SOLE           0    13,717         0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
CREATIVE TECHNOLOGY LTD      ORD            Y1775U107   47         4,287     SH       OTHER          1           4,287   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
CREATIVE TECHNOLOGY LTD      ORD            Y1775U107   85         7,753     SH       OTHER          1           7,753   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
CREATIVE TECHNOLOGY LTD      ORD            Y1775U107   29         2,604     SH       SOLE           0    2,604          0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
CRITICAL THERAPEUTICS INC    COM            22674T105   64        10,879     SH       OTHER          1          10,879   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
CRITICAL THERAPEUTICS INC    COM            22674T105   150       25,566     SH       OTHER          1          25,566   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
CRITICAL THERAPEUTICS INC    COM            22674T105   21         3,555     SH       SOLE           0    3,555          0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
EL PASO CORP                 COM            28336L109   474       51,527     SH       OTHER          1          51,527   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
EL PASO CORP                 COM            28336L109   821       89,297     SH       OTHER          1          89,297   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
EL PASO CORP                 COM            28336L109   314       34,176     SH       SOLE           0   34,176          0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
GOOGLE INC                   CL A           38259P508   940        7,255     SH       OTHER          1           7,255   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
GOOGLE INC                   CL A           38259P508   1665      12,846     SH       OTHER          1          12,846   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
GOOGLE INC                   CL A           38259P508   635        4,899     SH       SOLE           0    4,899          0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
HUMANA INC                   COM            444859102   164        8,227     SH       OTHER          1           8,227   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
HUMANA INC                   COM            444859102   289       14,447     SH       OTHER          1          14,447   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
HUMANA INC                   COM            444859102   112        5,601     SH       SOLE           0    5,601          0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
INTELLISYNC CORP             COM            458176104   43        20,368     SH       OTHER          1          20,368   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
INTELLISYNC CORP             COM            458176104   75        35,765     SH       OTHER          1          35,765   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
INTELLISYNC CORP             COM            458176104   29        13,867     SH       SOLE           0   13,867          0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
MC DONALDS CORP              COM            580135101   239        8,518     SH       OTHER          1           8,518   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
MC DONALDS CORP              COM            580135101   454       16,195     SH       OTHER          1          16,195   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
MC DONALDS CORP              COM            580135101   148        5,287     SH       SOLE           0    5,287          0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
MERCER INTL INC              SH BEN INT     588056101   61         7,057     SH       OTHER          1           7,057   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
MERCER INTL INC              SH BEN INT     588056101   111       12,771     SH       OTHER          1          12,771   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
MERCER INTL INC              SH BEN INT     588056101   37         4,274     SH       SOLE           0    4,274          0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
NATIONAL-OILWELL INC         COM            637071101   477       14,530     SH       OTHER          1          14,530   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
NATIONAL-OILWELL INC         COM            637071101   841       25,586     SH       OTHER          1          25,586   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
NATIONAL-OILWELL INC         COM            637071101   325        9,884     SH       SOLE           0    9,884          0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
NORDSTROM INC                COM            655664100   573       14,991     SH       OTHER          1          14,991   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
NORDSTROM INC                COM            655664100   1022      26,738     SH       OTHER          1          26,738   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
NORDSTROM INC                COM            655664100   385       10,071     SH       SOLE           0   10,071          0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
PALATIN TECHNOLOGIES INC     COM NEW        696077304   38        12,955     SH       OTHER          1          12,955   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
PALATIN TECHNOLOGIES INC     COM NEW        696077304   65        22,453     SH       OTHER          1          22,453   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
PALATIN TECHNOLOGIES INC     COM NEW        696077304   25         8,592     SH       SOLE           0    8,592          0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
PALMONE INC                  COM NEW        69713P107   883       29,018     SH       OTHER          1          29,018   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
PALMONE INC                  COM NEW        69713P107   1564      51,388     SH       OTHER          1          51,388   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
PALMONE INC                  COM NEW        69713P107   596       19,594     SH       SOLE           0   19,594          0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
SAFEWAY INC                  COM NEW        786514208   273       14,154     SH       OTHER          1          14,154   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
SAFEWAY INC                  COM NEW        786514208   522       27,026     SH       OTHER          1          27,026   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
SAFEWAY INC                  COM NEW        786514208   170        8,820     SH       SOLE           0    8,820          0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
SITEL CORP                   COM            82980K107   13         5,819     SH       OTHER          1           5,819   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
SITEL CORP                   COM            82980K107   22        10,219     SH       OTHER          1          10,219   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
SITEL CORP                   COM            82980K107   9          3,962     SH       SOLE           0    3,962          0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
AO TATNEFT                   SPON ADR
                             REG S          03737P306   71         2,233     SH       OTHER          1           2,233   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
AO TATNEFT                   SPON ADR
                             REG S          03737P306   125        3,959     SH       OTHER          1           3,959   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
AO TATNEFT                   SPON ADR
                             REG S          03737P306   48         1,508     SH       SOLE           0    1,508          0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
TV AZTECA S A DE C V         SPONSORED
                             ADR            901145102   71         7,027     SH       OTHER          1           7,027   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
TV AZTECA S A DE C V         SPONSORED
                             ADR            901145102   129       12,717     SH       OTHER          1          12,717   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
TV AZTECA S A DE C V         SPONSORED
                             ADR            901145102   43         4,256     SH       SOLE           0    4,256          0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
UNITED INDL CORP             COM            910671106   191        5,803     SH       OTHER          1           5,803   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
UNITED INDL CORP             COM            910671106   338       10,279     SH       OTHER          1          10,279   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
UNITED INDL CORP             COM            910671106   129        3,918     SH       SOLE           0    3,918          0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
U S G CORP                   COM NEW        903293405   694       38,042     SH       OTHER          1          38,042   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
U S G CORP                   COM NEW        903293405   1228      67,370     SH       OTHER          1          67,370   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
U S G CORP                   COM NEW        903293405   468       25,688     SH       SOLE           0   25,688          0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
WHEELING PITTSBURGH CORP     COM NEW        963142302   292        9,321     SH       OTHER          1           9,321   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
WHEELING PITTSBURGH CORP     COM NEW        963142302   514       16,417     SH       OTHER          1          16,417   0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------
WHEELING PITTSBURGH CORP     COM NEW        963142302   199        6,340     SH       SOLE           0    6,340          0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------

